Revenue Recognition (Details) - Schedule of Transaction Price Allocated to Performance Remaining Obligations - VASO CORPORATION [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
2023	$ 13,525	$ 41,882
2024	42,368	14,496
2025	16,455	4,464
Thereafter	$ 26,118	$ 29,697